Long-term Investments	12 Months Ended
Dec. 31, 2024
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable
	Determinable Fair Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2021	$268,716	$502,783	$436,152	$1,207,651
Investments made/transfers from prepayments	36,423	114,909	—	151,332
Loss from equity method investments, net	—	(24,069)	—	(24,069)
Dividend declared from equity method investments	—	(5,772)	—	(5,772)
Disposal of investments	(29,974)	(6,293)	—	(36,267)
Impairment on investments	(63,515)	—	—	(63,515)
Fair value change through earnings	—	—	(196,602)	(196,602)
Currency translation adjustment	(15,071)	(24,057)	—	(39,128)
Balance at December 31, 2022	196,579	557,501	239,550	993,630
Investments made/transfers from prepayments/other non-current assets	70,864	303,845	—	374,709
Income from equity method investments, net	—	13,392	—	13,392
Dividend declared from equity method investments	—	(4,683)	—	(4,683)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Changes from measurement alternative to consolidation (Note 6)	(43,988)	—	—	(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,706)	—	—	(25,706)
Fair value change through earnings	10,877	—	32,125	43,002
Currency translation adjustment	(3,873)	(8,384)	—	(12,257)
Balance at December 31, 2023	201,290	1,000,828	118,268	1,320,386
Investments made/transfers from prepayments/other non-current assets	136,985	25,838	—	162,823
Loss from equity method investments, net	—	(12,170)	—	(12,170)
Dividend declared from equity method investments	—	(10,269)	—	(10,269)
Disposal of investments	(2,228)	(21,811)	—	(24,039)
Impairment on investments	(38,689)	—	—	(38,689)
Fair value change through earnings	—	—	18,564	18,564
Currency translation adjustment	(1,383)	(26,024)	—	(27,407)
Balance at December 31, 2024	$295,975	$956,392	$136,832	$1,389,199

4. Long-term Investments (Continued)

For the years ended December 31, 2022, 2023 and 2024, the Group invested in private companies totaling US$36.4 million, US$70.9 million and US$137.0 million, respectively, which were accounted for under investments without readily determinable fair values. These investments were primarily to further expand and strengthen the Group’s ecosystem and mainly included a follow - on investment of US$40.0 million in a company providing online brokerage services during 2023 and a US$127.0 million investment in a media company focusing on providing financial information in 2024. The Group also invested US$114.9 million,US$303.8 million and US$25.8 million in companies, which were accounted for under equity method, for the years ended December 31, 2022, 2023 and 2024, respectively. These investments mainly included several investment funds in 2022 and 2024, and US$230.8 million investment in INMYSHOW Digital Technology (Group) Co., Ltd. (“INMYSHOW”, a Shanghai Stock Exchange listed company, providing social and new media marketing services) in 2023, respectively. In March 2023, the Group purchased all equity interests in ShowWorld HongKong Limited, a shareholder of INMYSHOW. As the shares of INMYSHOW was the only asset held by ShowWorld HongKong Limited, the transaction was considered an asset acquisition. Furthermore, as the Group and ShowWorld HongKong Limited are under the common control of SINA, the transaction was considered an asset acquisition under common control. According to ASC 805-50, for a transfer of assets between entities under common control, the acquirer entity shall initially measure the assets and liabilities transferred at their carrying values in the accounts of the transferring entity. Therefore, the newly acquired shares of INMYSHOW was recorded in the Group’s consolidated balance sheets using their carrying value at SINA’s, and the difference between the consideration paid by the Group and the carrying value of US$230.8 million of the assets was recognized in additional paid-in capital as a distribution on the acquisition date. Immediately following this transaction and together with the Group’s existing shareholding in INMYSHOW, the Group held in the aggregate approximately 26.57% of the total issued shares of INMYSHOW. Consequently, the Group reclassified its investment in INMYSHOW from equity securities with readily determinable fair values to equity method.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Changes in the carrying value of the equity investment under measurement alternative will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2023 and 2024, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	$689,724
Upward adjustments	92,736
Downward adjustments	(579,719)
Foreign currency translation	(1,451)
Total carrying value at December 31, 2023	$201,290

Initial cost basis	$824,481
Upward adjustments	92,736
Downward adjustments	(618,408)
Foreign currency translation	(2,834)
Total carrying value at December 31, 2024	$295,975

4. Long-term Investments (Continued)

The Group assessed or engaged third-party valuation firms to help the management assess the fair value of certain investments, using Level 3 of fair value measurement and concluded that impairment was warranted for those investments at the year-end. Thus, the Group recognized US$25.7 million and US$38.7 million impairment charges to investments without readily determinable fair value for the years ended December 31, 2023 and 2024, respectively. The impairment charges mainly included a US$15.9 million write-off on an online education company in 2023 and a US$30.0 million impairment on a US-based company manufacturing hydrogen-powered autonomous trucks in 2024 due to their negative financial performance with no obvious upturn or potential financing solutions in the foreseeable future or adverse changes in their regulatory environment.

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. The Group recorded a fair value change gain of US$9.1 million in 2023 for INMYSHOW before the Group reclassified its investment in INMYSHOW from equity securities with readily determinable fair values to equity method in March 2023. One of the Group’s investees, Didi Global Inc. (“Didi”), a company operating a mobility technology platform, has officially delisted from NYSE in June 2022 and trade under the “DIDIY” ticker on the OTC exchange. The Group records the investment in Didi under equity securities with readily determinable fair values and recognized a fair value change gain of US$23.1 million and US$18.6 million in 2023 and 2024, respectively.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
Didi	$142,000	$—	$(23,732)	$118,268
December 31, 2023	$142,000	$—	$(23,732)	$118,268

Didi	$142,000	$—	$(5,168)	$136,832
December 31, 2024	$142,000	$—	$(5,168)	$136,832

4. Long-term Investments (Continued)

For the year ended December 31, 2024, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The condensed financial information of the Group’s equity method investments is summarized as a group as follow:

	Year ended December 31,
	2022	2023	2024*

	(In US$ thousands)
Operating data:
Revenue	$158,110	$850,102	$602,162
Gross profit	$129,393	$298,736	$214,596
Income (loss) from operations	$(195,636)	$12,153	$(32,243)
Net income (loss)	$(200,042)	$8,188	$(69,772)
Net income (loss) attributable to the investees’ shareholders	$(200,042)	$9,856	$(66,188)

	As of December 31,
	2023	2024*

	(In US$ thousands)
Balance sheet data:
Current assets	$1,803,408	$1,844,105
Non-current assets	$2,568,567	$2,770,050
Current liabilities	$1,199,969	$1,313,161
Long-term liabilities	$16,879	$6,132
Non-controlling interests	$(4,849)	$(3,641)

The condensed financial information of the equity method investee with income statement data for the nine-month period ended September 30, 2024 and balance sheet data as of September 30, 2024 is summarized as follow:

Nine months ended
September 30, 2024
(In US$thousands)
Operating data:
Revenue	$424,349
Gross profit	$72,654
Income from operations	$10,236
Net income	$8,437
Net income attributable to the investee’s shareholders	$9,115

As of September 30, 2024
(In US$thousands)

Balance sheet data:
Current assets	$643,397
Non-current assets	$110,370
Current liabilities	$220,973
Long-term liabilities	$5,881
Non-controlling interests	$(3,641)
*

For one of the equity method investees, income statement data for the nine-month period ended September 30, 2024 and balance sheet data as of September 30, 2024 are included as it is impracticable for the Group to obtain the investee’s financial information beyond September 30, 2024 as of the date of this report.

4. Long-term Investments (Continued)

The Group recorded investment-related impairment and provision of US$71.1 million, US$23.6 million and US$93.4 million for the years ended December 31, 2022, 2023 and 2024, respectively, due to various adverse factors affecting the performance of the investees that arose in the respective periods. The impairment charges in 2022 primarily resulted from a US$15.4 million write-off in a community software and a US$14.2 million impairment charge to a company running a business social platform. The impairment charges recorded in 2023 mainly included a US$15.9 million write-off on an online education company. The impairment charges recorded in 2024 included a US$30.0 million impairment on a US-based company manufacturing hydrogen-powered autonomous trucks due to adverse changes in its regulatory environments, and a US$49.0 million impairment reflecting increased valuation uncertainty that arose in 2024 associated with the extended transaction timeline of a commercial property investment.